FUNDVANTAGE TRUST
301 Bellevue Parkway
Wilmington, DE 19809

September 4, 2012

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	FundVantage Trust 1940 Act File No. 811-22027 1933 Act File No. 333-141120

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned certifies on behalf of FundVantage Trust (the “Trust”), that:(a)(i) the Boston Advisors Broad Allocation Strategy Fund Class A Prospectus, (ii) the Boston Advisors Broad Allocation Strategy Fund Institutional Class Prospectus, (iii) the Compak Dynamic Asset Allocation Fund Prospectus, (iv) the Cutwater High Yield, Multi-Sector Inflation Protection and Municipal Bond Inflation Protection Funds Prospectus, (v) the Cutwater Investment Grade Bond Fund Prospectus, (vi) the DuPont Capital Emerging Markets and Emerging Markets Debt Funds Prospectus, (vii) the EIC Value Fund Prospectus, (viii) the Estabrook Value and Investment Grade Fixed Income Funds Prospectus, (ix) the Formula Investing U.S. Value 1000, U.S. Value Select, International Value 400 and International Value Select Funds Prospectus, (x) the Lateef Funds Prospectus, (xi) the Pacific Capital Tax-Free Securities and Tax-Free Short Intermediate Funds Prospectus, (xii) the Pemberwick Fund Prospectus, (xiii) the Polen Growth Funds Prospectus, (xiv) the Timberline Small Cap Growth Fund Prospectus, (xv) the WHV Emerging Markets Equity and International Equity Funds Prospectus (the “Prospectuses”), each dated September 1, 2012, that would have been filed under Rule 497(c) of the 1933 Act did not differ from the Prospectuses contained in Post-Effective Amendment No. 62 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A; and (b) each of the statements of additional information dated September 1, 2012 (the “SAIs”) that would have been filed under Rule 497(c) of the 1933 Act did not differ from the SAIs contained in the Amendment.  The Amendment was filed with the U.S. Securities and Exchange Commission via EDGAR on August 28, 2012 (SEC Accession No. 0001104659-12-060466).

Please contact John P. Falco, Esq. at 215.981.4659 or John M. Ford, Esq. at 215.981.4009 to discuss any questions or comments.

Very truly yours,

/s/ James Shaw

James Shaw
Treasurer

cc:	Mr. Joel Weiss John P. Falco, Esq. John M. Ford, Esq.